Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 153,576	$ 182,519
Short term investments - available for sale	95,036	138,317
Accounts receivable, net	372,953	342,581
Unbilled revenue	140,429	113,239
Other receivables	15,077	14,415
Deferred tax asset	25,635	28,644
Prepayments and other current assets	33,060	24,664
Income taxes receivable	24,137	9,049
Total current assets	859,903	853,428
Other Assets:
Property, plant and equipment, net	154,748	160,830
Goodwill	498,121	357,523
Non-current other assets	10,368	6,732
Non-current income taxes receivable	14,354	25,172
Non-current deferred tax asset	9,983	7,421
Intangible assets	25,249	31,354
Total Assets	1,572,726	1,442,460
Current Liabilities:
Accounts payable	5,913	4,594
Payments on account	294,063	297,347
Other liabilities	225,602	194,812
Income taxes payable	10,598	4,416
Total current liabilities	536,176	501,169
Other Liabilities:
Non-current other liabilities	8,149	11,198
Non-current government grants	1,189	1,359
Non-current income taxes payable	5,082	5,288
Non-current deferred tax liability	10,972	12,867
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 61,571,141 shares issued and outstanding at September 30, 2014 and 61,587,257 shares issued and outstanding at December 31, 2013	5,159	5,168
Additional paid-in capital	316,630	279,572
Capital redemption reserve	171	100
Accumulated other comprehensive income	(17,336)	1,960
Retained earnings	706,534	623,779
Total Shareholders' Equity	1,011,158	910,579
Total Liabilities and Shareholders' Equity	$ 1,572,726	$ 1,442,460